Taxation - Schedule of Net Deferred Tax Assets and Liabilities (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	£ 122	£ 134
Deferred tax liabilities	(1,987)	(2,112)
Net deferred tax liability (asset)	£ (1,865)	£ (1,978)	£ (1,684)